Recently issued accounting standards (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
Interest-bearing deposits with banks	SFr 1,323	SFr 1,298
Loans Receivable, Fair Value Disclosure	10,243	11,408
Financing Receivable and Fair value Loans, Net Reported amount	291,686	291,908
Financing Receivable, before Allowance for Credit Loss and Fee	282,821	282,131
Loans and Leases Receivable, Allowance			SFr 946	SFr 902
Other Assets	41,231	39,637
Liabilities [Abstract]
Other Liabilities	22,644	31,434
Other Liabilities, Fair Value Disclosure	2,592	7,780
Off-Balance Sheet, Credit Loss, Liability	257	311
Retained Earnings (Accumulated Deficit)	31,064	32,834
Bank
Assets [Abstract]
Interest-bearing deposits with banks	1,256	1,230
Loans Receivable, Fair Value Disclosure	10,243	11,408
Financing Receivable and Fair value Loans, Net Reported amount	300,358	300,341
Financing Receivable, before Allowance for Credit Loss and Fee	291,492	290,563
Loans and Leases Receivable, Allowance			SFr 945	SFr 901
Other Assets	36,715	36,574
Liabilities [Abstract]
Other Liabilities	21,309	30,340
Other Liabilities, Fair Value Disclosure	2,568	7,756
Off-Balance Sheet, Credit Loss, Liability	257	311
Retained Earnings (Accumulated Deficit)	SFr 14,932	SFr 15,871